Changes to functional and presenatation currencies	6 Months Ended
Jun. 30, 2025
Changes To Functional And Presentation Currencies [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]

3	Changes to functional and presentation currencies
Change in Functional Currency
The functional currency of Super Group SGHC Limited, the parent and investment holding company for entities within the Group, has changed from the Euro to the US Dollar from January 1, 2025 in compliance with IAS 21 - The Effects of Changes in Foreign Exchange Rates. This change in functional currency follows events that have and will continue to expose the Company to high concentrations of US Dollar denominated business activities. As an investment holding company, engagements with shareholders are expected to remain a critical part of the Group's ongoing success. Therefore, the significant driver of this change in functional currency includes the board's commitment to an annual dividend program which seeks to procure the declaration of US Dollar denominated dividends each quarter. The share capital of the Company is also denominated in US Dollars. Further, the Company has no revenue.
Change in Presentation Currency
Commensurate with the factors giving rise to the change in SGHC Limited's functional currency and with the Group's stakeholders (investors, competitors) operating in the US, coupled with the Company's shares being traded in US Dollars on the New York Stock exchange, the Group has elected to change its presentation currency from Euro to US Dollars for each reporting period after January 1, 2025. This enhances comparability of the Group's results for investors. This change has been applied as a change in accounting policy. Amounts relating to prior periods have been re-presented retrospectively in accordance with IAS 8 - Changes in Accounting Policies Changes in Accounting Estimates and Errors for this change in accounting policy.

3	Changes to functional and presentation currencies (continued)
For the unaudited condensed consolidated financial statements for the six months ended June 30 2025, the comparable interim periods of the current financial year are restated in accordance with IAS 34 - Interim Financial Statements. The impact of such change has been summarized in the note below.
Assets and liabilities previously reported in Euros have been converted to USD at December 31, 2024, using the period-end foreign exchange rates of the underlying functional currency of the respective subsidiaries within the Group. Items within the statement of Profit or Loss and Other Comprehensive Income previously reported in Euros have been converted to USD from the functional currency of the respective subsidiaries within the Group using the average monthly foreign exchange rates for the month in which the transaction originated. Historic equity transactions were converted at the average monthly foreign exchange rates at the date of the transactions and were subsequently carried at the historic value.
The restated basic and diluted earnings per share (EPS) were 10.97c (2024: 8.78c) and 10.93c (2024: 8.74c) for the six months ended June 30, 2025 and June 30,2024, respectively. This compares to 8.04c earnings per share and 8.00c diluted earnings per share under the previous presentation currency for the six months ended June 30, 2024.
Effect of the change in the Group’s presentation currency from Euro to USD
Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income for the period ended June 30, 2024

	2024 $ 'millions	Adjustment to restate amounts to USD ''millions	2024 € 'millions
Revenue	858	64	794
Total expenses	(838)	(63)	(775)
Other income	55	5	50
Profit before taxation	75	6	69
Income tax expense	(31)	(2)	(29)
Profit for the period	44	4	40

Profit for the period attributable to:
Owners of the parent	44	4	40
Non-controlling interest	—	—	—
	44	4	40
Other comprehensive income
Other comprehensive income/(loss) that may be subsequently reclassified to profit or loss
Foreign currency translation	(2)	(18)	16

Total comprehensive income for the period	42	(14)	56

Total comprehensive income for the period attributable to:
Owners of the parent	42	(14)	56
Non-controlling interest	—	—	—
	42	(14)	56